Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment
Estimated
Category	Useful Lives
Building and improvements	3 years

Estimated
Category	Useful Lives
Building and improvements	3 years

Schedule of Disaggregation of Revenue

The Company disaggregates revenue between subscription and license revenue and training and education revenue.

	Three Months Ended September 30, 2024	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023
Subscription and license revenue	$-	$3,387	$10,876	$44,674
Training and education	3,478	5,775	3,478	12,450
Total revenue	$3,478	$9,162	$14,354	$57,124

The Company disaggregates revenue between subscription and license revenue and training and education revenue.

	Year Ended December 31, 2023	Year Ended December 31, 2022
Subscription and license revenue	$54,483	$1,295
Training and education	16,420	-
Total revenue	$70,903	$1,295